Financial Risk Management Objectives and Policies - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥) Contracts	Dec. 31, 2017 CNY (¥) Contracts
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage of operating expense accounted for by aircraft fuel	33.00%	25.00%
Number of open crude oil option contracts | Contracts	0	0
Balance due from BSP agents	¥ 1,525	¥ 2,212
Fuel price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage change in fuel price	5.00%	5.00%
Increase in fuel cost due to a potential change in fuel prices [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in fuel costs due to a potential change in fuel prices	¥ 1,684	¥ 1,257
Decrease in fuel cost due to a potential change in fuel prices [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in fuel costs due to a potential change in fuel prices	(1,684)	(1,257)
Forward currency contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Notional value	4,495
Billing and settlements plan agents [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Balance due from BSP agents	¥ 637	¥ 717